Pacer US Small Cap Cash Cows 100 ETF
Schedule of Investments
July 31, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 98.4%
Agriculture - 0.7%
Universal Corp. VA (a)	50,793	$2,649,363.00

Apparel - 4.3%
Fossil Group, Inc. (a) (b)	351,163	4,431,677
Kontoor Brands, Inc.	102,748	5,690,184
Wolverine World Wide, Inc.	201,829	6,769,345
		16,891,206
Auto Manufacturers - 0.4%
Wabash National Corp.	105,564	1,545,457

Auto Parts & Equipment - 1.6%
Methode Electronics, Inc.	65,103	3,113,877
Motorcar Parts of America, Inc. (a) (b)	69,450	1,544,568
Standard Motor Products, Inc.	40,245	1,680,631
		6,339,076
Biotechnology - 1.7%
Innoviva, Inc. (a) (b)	481,423	6,826,578

Building Materials - 1.9%
Apogee Enterprises, Inc. (a)	60,514	2,400,590
Boise Cascade Co.	101,412	5,187,224
		7,587,814
Chemicals - 0.2%
American Vanguard Corp.	58,156	960,156

Coal - 0.6%
SunCoke Energy, Inc.	302,021	2,334,622

Commercial Services - 7.4%
ABM Industries, Inc.	172,389	8,014,365
American Public Education, Inc. (b)	26,460	783,745
CoreCivic, Inc. (a) (b)	507,744	5,219,608
Forrester Research, Inc. (b)	31,430	1,472,495
Kelly Services, Inc. - Class A (b)	144,413	3,165,533
Perdoceo Education Corp. (a) (b)	244,092	2,894,931
Resources Connection, Inc.	74,273	1,150,489
The Aaron's Co., Inc.	146,985	4,243,457
TrueBlue, Inc. (b)	87,352	2,375,101
		29,319,724
Distribution/Wholesale - 2.6%
G-III Apparel Group Ltd. (b)	144,094	4,302,647
ScanSource, Inc. (b)	92,374	2,548,599
Veritiv Corp. (b)	57,604	3,529,973
		10,381,219
Electrical Components & Equipment - 0.4%
Insteel Industries, Inc.	25,910	1,006,085
Powell Industries, Inc.	23,716	689,899
		1,695,984
Electronics - 3.6%
Bel Fuse, Inc. - Class B	45,720	623,621
Benchmark Electronics, Inc.	77,912	2,056,877
Plexus Corp. (b)	43,094	3,892,250
Sanmina Corp. (a) (b)	107,066	4,113,475
TTM Technologies, Inc. (a) (b)	257,822	3,606,930
		14,293,153
Energy-Alternate Sources - 0.3%
FutureFuel Corp.	137,539	1,169,081

Engineering & Construction - 2.5%
Comfort Systems USA, Inc.	73,150	5,467,962
Granite Construction, Inc. (a)	110,802	4,257,013
		9,724,975
Food - 0.3%
Seneca Foods Corp. (b)	22,056	1,207,345

Forest Products & Paper - 1.5%
Clearwater Paper Corp. (a) (b)	146,593	4,323,028
Glatfelter Corp.	107,950	1,644,078
		5,967,106
Healthcare-Services - 3.9%
Fulgent Genetics, Inc. (a) (b)	81,390	7,508,227
Select Medical Holdings Corp.	200,579	7,912,842
		15,421,069
Home Builders - 5.8%
Century Communities, Inc.	125,991	8,750,075
M/I Homes, Inc. (b)	75,218	4,867,357
Meritage Homes Corp. (b)	84,741	9,201,178
		22,818,610
Home Furnishings - 1.5%
Daktronics, Inc. (b)	160,699	981,871
Ethan Allen Interiors, Inc. (a)	83,679	1,989,050
iRobot Corp. (a) (b)	35,553	3,110,887
		6,081,808
Household Products/Wares - 0.5%
Quanex Building Products Corp. (a)	76,384	1,897,379

Housewares - 0.7%
Tupperware Brands Corp. (a) (b)	132,962	2,777,576

Internet - 3.2%
ePlus, Inc. (b)	24,151	2,233,001
Stamps.com, Inc. (a) (b)	31,868	10,413,188
		12,646,189
Leisure Time - 1.4%
Vista Outdoor, Inc. (b)	137,242	5,543,204

Machinery-Construction & Mining - 0.6%
Astec Industries, Inc. (a)	39,704	2,434,252

Machinery-Diversified - 0.6%
DXP Enterprises, Inc./TX (b)	67,855	2,215,466

Media - 3.8%
AMC Networks, Inc. - Class A (a) (b)	128,621	6,436,195
Meredith Corp. (a) (b)	199,191	8,692,695
		15,128,890
Metal Fabricate/Hardware - 0.4%
TimkenSteel Corp. (a) (b)	124,902	1,664,944

Miscellaneous Manufacturing - 3.1%
Hillenbrand, Inc.	180,943	8,196,718
Trinseo SA	73,358	3,987,741
		12,184,459
Office Furnishings - 0.8%
HNI Corp.	82,698	3,084,635

Office/Business Equipment - 1.3%
Pitney Bowes, Inc. (a)	636,780	5,094,240

Oil & Gas - 1.7%
PDC Energy, Inc. (a)	171,721	6,791,566

Packaging & Containers - 0.7%
Matthews International Corp.	84,314	2,917,264

Pharmaceuticals - 1.8%
Collegium Pharmaceutical, Inc. (a) (b)	91,899	2,287,366
Eagle Pharmaceuticals, Inc. (b)	25,854	1,202,211
Supernus Pharmaceuticals, Inc. (a) (b)	97,624	2,570,440
Vanda Pharmaceuticals, Inc. (a) (b)	57,877	943,974
		7,003,991
Retail - 26.3%
Abercrombie & Fitch Co. (b)	193,873	7,330,338
Asbury Automotive Group, Inc. (a) (b)	47,168	9,691,137
Big Lots, Inc. (a)	121,453	6,996,907
Caleres, Inc.	117,186	2,899,182
Chico's FAS, Inc. (b)	740,514	4,576,377
Conn's, Inc. (a) (b)	280,606	6,240,678
Fiesta Restaurant Group, Inc. (a) (b)	74,233	993,980
Genesco, Inc. (b)	59,774	3,434,016
Group 1 Automotive, Inc. (a)	52,610	9,140,461
Haverty Furniture Cos., Inc. (a)	58,564	2,107,718
Hibbett Sports, Inc. (a)	59,406	5,266,936
La-Z-Boy, Inc.	140,465	4,716,815
Lumber Liquidators Holdings, Inc. (b)	125,138	2,387,633
Movado Group, Inc.	45,726	1,374,981
Sally Beauty Holdings, Inc. (a) (b)	369,801	6,996,635
Shoe Carnival, Inc. (a)	119,050	4,011,985
Signet Jewelers Ltd. (a)	111,780	7,191,925
The Buckle, Inc. (a)	155,125	6,527,660
The Cato Corp. - Class A	86,168	1,421,772
The ODP Corp. (b)	122,366	5,791,583
Vera Bradley, Inc. (b)	89,108	981,079
Zumiez, Inc. (a) (b)	100,114	4,369,976
		104,449,774
Semiconductors - 0.9%
Rambus, Inc. (a) (b)	150,156	3,552,691

Software - 2.8%
Computer Programs & Systems, Inc.	27,849	879,193
CSG Systems International, Inc.	59,644	2,705,452
Digi International, Inc. (a) (b)	63,572	1,314,669
Xperi Holding Corp.	303,005	6,293,414
		11,192,728
Telecommunications - 0.6%
NETGEAR, Inc. (a) (b)	70,968	2,430,654

Transportation - 5.0%
ArcBest Corp. (a)	44,479	2,629,154
Atlas Air Worldwide Holdings, Inc. (a) (b)	112,565	7,538,478
Dorian LPG Ltd. (b)	211,601	2,560,372
Matson, Inc. (a)	105,119	7,055,587
		19,783,591
Trucking & Leasing - 1.0%
The Greenbrier Cos., Inc. (a)	92,748	3,969,614
TOTAL COMMON STOCKS (Cost $369,912,930)		389,977,453

REAL ESTATE INVESTMENT TRUSTS - 1.5%
The GEO Group, Inc. (a)	843,093	583,420
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,179,995)		5,834,203

	Principal Amount
SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$586,723	586,723
TOTAL SHORT-TERM INVESTMENTS (Cost $586,723)		586,723

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 30.6%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (c)	121,353,167	121,353,167
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $121,353,167)		121,353,167

Total Investments (Cost $498,032,814) - 130.6%		517,751,546
Liabilities in Excess of Other Assets - (30.6)%		(121,387,884)
TOTAL NET ASSETS - 100.0%		$396,363,662

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is on loan as of July 31, 2021. The total value of securities on loan is $117,443,698 or 29.6% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of July 31, 2021.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2021 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate. Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 389,977,453	$ -	$ -	$ -	$ 389,977,453
Real Estate Investment Trusts	5,834,203	-	-	-	5,834,203
Short-Term Investments	586,723	-	-	-	586,723
Investments Purchased with Proceeds from Securities Lending	-	-	-	121,353,167	121,353,167
Total Investments in Securities	$ 396,398,379	$ -	$ -	$ 121,353,167	$ 517,751,546
^ See Schedule of Investments for industry breakouts.

For the period ended July 31, 2021, the Fund did not recognize any transfers to or from Level 3.